United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Credit Suisse First Boston, Inc.
Address:            Eleven Madison Avenue
                    New York, NY 10010


13F File Number:    28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Michael Ludwig
Title:              Vice President
Phone:              (212) 538-3866

Signature, Place, and Date of Signing:
/s/ Michael Ludwig    New York, NY    May 16, 2005


Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.

[X]     13F NOTICE

[ ]     13F COMBINATION REPORT


List of other managers reporting for this manager:

Form 13F File Number   Name
---------------------  -----------------------------------
28-                    Credit Suisse First Boston